UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Net Revenue	$ 887,490	$ 75,999
Cost of Goods Sold	874,168	71,160
Gross (Loss) Profit	13,322	4,839
General and administrative	2,693,703	429,724
Depreciation and amortization	19,345	8,441
Total Expense	2,713,048	438,165
Loss from Operations	(2,699,726)	(433,326)
Other (expense) income	(3,797)	(1,651)
Interest expense, net	(2,992)
Foreign currency gain (loss)	30,984	(40,305)
Loss before Provision for Income Taxes	(2,675,531)	(475,282)
Provision for Income Taxes
Net Loss	(2,675,531)	(475,282)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest	$ (2,675,531)	$ (475,282)
Net Loss Per Share - Basic and Diluted (in dollars per share)	$ (0.06)	$ (0.05)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)	47,920,154	9,943,628
Other Comprehensive Loss
Foreign currency translation adjustment	$ 42,378	$ 56,380
Total Comprehensive loss	(2,633,153)	(418,902)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest	$ (2,633,153)	$ (418,902)
QPAGOS Corporation - Parent Company [Member]
Net Revenue			$ 1,510,369	$ 137,250
Cost of Goods Sold			1,521,128	132,988
Gross (Loss) Profit			(10,759)	4,262
General and administrative			2,000,714	1,264,535
Depreciation and amortization			37,810	30,600
Total Expense			2,038,524	1,295,135
Loss from Operations			(2,049,283)	(1,290,873)
Other (expense) income			(9,991)	2,419
Interest expense, net			(3,319)	11
Foreign currency gain (loss)			(466,920)	(200,875)
Loss before Provision for Income Taxes			(2,529,513)	(1,489,318)
Provision for Income Taxes
Net Loss			(2,529,513)	(1,489,318)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest			$ (2,529,513)	$ (1,489,318)
Net Loss Per Share - Basic and Diluted (in dollars per share)			$ (0.2)	$ (0.61)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)			12,849,373	2,459,314
Other Comprehensive Loss
Foreign currency translation adjustment			$ 269,835	$ 147,167
Total Comprehensive loss			(2,259,678)	(1,342,151)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest			$ (2,259,678)	$ (1,342,151)